CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 6,683	$ 7,838	$ 11,395
Adjustments required to reflect cash flows from operations:
Depreciation and amortization	2,327	2,308	1,551
Share in profits of equity investee	(445)	(453)	(491)
Share-based compensation expense	1,633	852	1,109
Loss (gain) on sale of property, plant and equipment	37		(3)
Change in inventories	(243)	(9,629)	(2,584)
Change in accounts receivable	(881)	5,304	(6,965)
Change in accounts payable and accruals	2,300	(3,868)	3,052
Change in other non-current assets	(304)	(141)	49
Change in retirement benefits obligation	91	(246)	277
Net cash provided by operating activities	11,198	1,965	7,390
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment and intangible assets	(2,869)	(6,361)	(4,885)
Change in bank deposits, net	2,995	(20,009)	10
Investment in marketable securities	(9,428)	(42,499)
Investment in equity investee		(92)
Proceeds from sale of marketable securities	9,299	5,285
Proceeds from sale of property, plant and equipment	11		6
Change in funds in respect of retirement benefits obligation	(70)	118	(156)
Net cash used in investing activities	(62)	(63,558)	(5,025)
CASH FLOWS FROM FINANCING ACTIVITIES:
Change in short-term loans			(1,000)
Repayment of long-term bank loan		(4,200)	(700)
Proceeds from exercise of options by employees	536	1,756	8
Proceeds from exercise of warrants			1,340
Share issuance costs		(78)
Proceeds from initial public offering, net of issuance costs of $8.2 million			62,838
Proceeds from issuance of equity and warrants			6,850
Net cash provided by (used in) financing activities	536	(2,522)	69,336
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	11,672	(64,115)	71,701
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	10,315	74,430	2,729
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 21,987	10,315	74,430
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid		187	385
Income taxes paid, net of refunds	$ 268	691	161
Supplementary information on financing and investing activities not involving cash flows
Amount included in trade payables in respect of acquisition of property, plant and equipment	$ 450	$ 622	$ 632